Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Hutchmed Share Option Scheme
Share-based Compensation
Schedule of share option activity and related information

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	US$ per share	(years)	(in US$’000)
Outstanding at January 1, 2019	18,554,850	4.57	7.35	19,277
Granted	2,315,000	4.12
Exercised	(329,000)	0.76
Cancelled	(1,012,110)	6.33
Expired	(96,180)	6.51
Outstanding at December 31, 2019	19,432,560	4.48	6.67	24,316
Granted	15,437,080	4.66
Exercised	(480,780)	1.23
Cancelled	(4,486,200)	5.02
Expired	(741,670)	6.46
Outstanding at December 31, 2020	29,160,990	4.49	7.21	53,990
Granted	10,174,840	5.96
Exercised	(815,190)	3.01
Cancelled	(1,287,650)	5.50
Expired	(42,400)	5.52
Outstanding at December 31, 2021	37,190,590	4.88	7.04	82,377
Vested and exercisable at December 31, 2020	11,529,280	3.74	4.57	29,433
Vested and exercisable at December 31, 2021	16,077,770	4.24	4.91	46,491

Schedule of fair value of share options granted

	Year Ended December 31,
	2021	2020	2019
Weighted average grant date fair value of share options (in US$ per share)	2.24	1.76	1.33
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	5.96	4.66	4.12
Share price at effective date of grant (in US$ per share)	5.91	4.66	3.98
Expected volatility (note (a))	41.1%	42.6%	38.4%
Risk-free interest rate (note (b))	1.62%	0.59%	0.56%
Contractual life of share options (in years)	10	10	10
Expected dividend yield (note (c))	0%	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	For share options exercisable into ordinary shares, the risk-free interest rates reference the sovereign yield of the United Kingdom because the Company’s ordinary shares are currently listed on AIM and denominated in £. For share options exercisable into ADS, the risk-free interest rates reference the U.S. Treasury yield curves because the Company’s ADS are currently listed on the NASDAQ and denominated in US$.
(c)	The Company has not declared or paid any dividends and does not currently expect to do so prior to the exercise of the granted share options, and therefore uses an expected dividend yield of zero in the Polynomial model.

Schedule of share option exercises

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Cash received from share option exercises	2,452	593	251
Total intrinsic value of share option exercises	2,999	2,475	1,189

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Research and development expenses	8,460	4,061	6,634
Selling and administrative expenses	7,783	4,586	539
Cost of revenues	122	90	—
	16,365	8,737	7,173

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash amount	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
August 5, 2019	0.7	2019	note (a)
October 10, 2019	0.1	note (b)	note (b)
April 20, 2020	5.3	2019	note (d)
April 20, 2020	37.4	2020	note (a)
April 20, 2020	1.9	note (b)	note (b)
April 20, 2020	0.2	note (c)	note (c)
August 12, 2020	2.1	2020	note (a)
August 12, 2020	0.3	note (b)	note (b)
March 26, 2021	57.3	2021	note (a)
September 1, 2021	7.3	2021	note (a)
September 1, 2021	0.5	note (b)	note (b)
October 20, 2021	1.7	note (b)	note (b)
December 14, 2021	0.1	note (b)	note (b)
December 14, 2021	0.1	note (c)	note (c)

Notes:

(a)	The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group's annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.
(b)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.
(c)	This award does not stipulate performance targets and will be vested on the first anniversary of the date of grant.
(d)	This award does not stipulate performance targets and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

Schedule of treasury shares (in the form of ordinary shares or ADS of the Company) held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2019	1,121,030	6,677
Purchased	60,430	346
Vested	(240,150)	(944)
As at December 31, 2019	941,310	6,079
Purchased	3,281,920	12,904
Vested	(712,555)	(4,828)
As at December 31, 2020	3,510,675	14,155
Purchased	4,907,045	27,309
Vested	(278,545)	(1,450)
As at December 31, 2021	8,139,175	40,014

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Research and development expenses	16,880	7,252	2,640
Selling and administrative expenses	8,451	3,552	1,779
Cost of revenues	294	101	—
	25,625	10,905	4,419
Recorded with a corresponding credit to:
Liability	14,263	7,778	2,694
Additional paid-in capital	11,362	3,127	1,725
	25,625	10,905	4,419